Lease agreements - Right-of-use assets - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 8,175	€ 7,936	€ 7,702	€ 7,009
Depreciation and amortization	(1,522)	(1,507)	(1,481)
Rental expense	111	134	147
Replacement value of leased assets for which exemption has been used, maximum	5,000	5,000
Additions to right-of-use assets	1,317	1,930	2,172
FRANCE
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets			294
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	4,424	4,667	4,930
Networks and devices [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	3,522	3,049	2,516
Technology Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	59	59	55
Other right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 170	€ 161	€ 201